THE BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2013

"BLDRS" and "Baskets of Listed Depositary Receipts" are service marks of
The Bank of New York Mellon

BLDRS INDEX FUNDS TRUST

Table of Contents

The BLDRS Index Funds Trust

Introduction	1
Report of Independent Registered Public Accounting Firm	2
Schedules of Investments	3
Financial Statements	17
Financial Highlights	27
Notes to Financial Statements	31
Supplemental Information (Unaudited)	39

This page has been left blank intentionally.

THE BLDRS INDEX FUNDS TRUST

This annual report provides information about the four Funds discussed below. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM. The BNY Mellon Asia 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2013 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $4 billion to over $189 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM. The BNY Mellon Developed Markets 100 ADR Index includes 98 component American Depositary Receipts as of September 30, 2013 representing the securities issued by 98 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $254 million to over $207 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM. The BNY Mellon Emerging Markets 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2013 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $5 billion to over $62 billion.

BLDRS Europe Select ADR Index Fund

The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. The BNY Mellon Europe Select ADR Index includes 85 component American Depositary Receipts as of September 30, 2013 representing the securities issued by 85 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $254 million to over $207 billion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BLDRS Index Funds Trust (the "Trust"), comprising of the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe Select ADR Index Fund (the "Funds"), as of September 30, 2013, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the BLDRS Index Funds Trust at September 30, 2013, the results of their operations and the changes in their net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 16, 2014

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2013

American Depositary Receipts	Shares	Value
Toyota Motor Corp.	31,844	$4,076,987
BHP Billiton Ltd.	34,464	2,291,856
Westpac Banking Corp.	66,129	2,028,176
Mitsubishi UFJ Financial Group, Inc.	304,099	1,949,275
Honda Motor Co., Ltd.	38,906	1,483,875
China Mobile Ltd.	21,746	1,227,127
Sumitomo Mitsui Financial Group, Inc.	124,283	1,209,274
Mizuho Financial Group, Inc.	263,301	1,137,460
Taiwan Semiconductor Manufacturing Co., Ltd.	59,455	1,008,357
Baidu, Inc.*	5,960	924,873
Canon, Inc.	25,061	801,952
CNOOC Ltd.	3,541	714,574
Nomura Holdings, Inc.	84,009	656,110
Infosys Technologies Ltd.	10,715	515,499
PetroChina Co., Ltd.	4,669	513,356
POSCO	6,869	505,833
Nippon Telegraph & Telephone Corp.	19,348	504,209
NTT DoCoMo, Inc.	30,990	502,658
Sony Corp.	22,296	479,810
China Petroleum & Chemical Corp.	5,689	445,392
Shinhan Financial Group Co., Ltd.	10,633	430,636
China Life Insurance Co., Ltd.	11,058	429,714
Kyocera Corp.	3,965	423,026
Dr Reddy's Laboratories Ltd.	10,763	406,734
KB Financial Group, Inc.	8,773	307,230
Chunghwa Telecom Co., Ltd.	8,640	272,851
HDFC Bank Ltd.	8,769	269,910
Nidec Corp.	11,450	242,167
ICICI Bank Ltd.	6,415	195,529
SK Telecom Co., Ltd.	8,367	189,931
Ctrip.com International Ltd.*	3,228	188,612
Telekomunikasi Indonesia Persero Tbk PT	5,094	184,963
Korea Electric Power Corp*.	12,225	171,639
China Unicom Hong Kong Ltd.	10,818	166,813
Qihoo 360 Technology Co., Ltd.*	1,991	165,651
China Telecom Corp. Ltd.	3,297	162,971
Wipro Ltd.	14,608	149,878
Advanced Semiconductor Engineering, Inc.	29,528	141,144
Philippine Long Distance Telephone Co.	2,078	140,971

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2013

American Depositary Receipts	Shares	Value
Melco Crown Entertainment Ltd.*	4,414	$140,498
NetEase, Inc.	1,788	129,827
LG Display Co., Ltd.*	10,630	126,816
Tata Motors Ltd.	4,640	123,517
United Microelectronics Corp.	57,928	119,332
KT Corp.	6,405	107,412
Youku Tudou, Inc.*	3,384	92,722
Siliconware Precision Industries Co.	15,183	87,758
Mindray Medical International Ltd.	2,222	86,413
Huaneng Power International, Inc.	2,104	84,265
AU Optronics Corp.*	22,785	83,165
Total Investments (Cost $32,873,471)		$28,798,748

*  Non-income producing security for the year ended September 30, 2013.

The securities of the BLDRS Asia 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Automobiles & Parts	$5,560,862	19.31%
Banks	7,527,490	26.14%
Electricity	255,904	0.89%
Electronic & Electrical Equipment	665,193	2.31%
Financial Services	656,110	2.28%
Fixed Line Telecommunications	1,232,406	4.28%
Health Care Equipment & Services	86,413	0.30%
Industrial Engineering	123,517	0.43%
Industrial Metals & Mining	505,833	1.76%
Leisure Goods	479,810	1.67%
Life Insurance	429,714	1.49%
Media	92,722	0.32%
Mining	2,291,856	7.96%
Mobile Telecommunications	2,227,500	7.73%
Oil & Gas Producers	1,673,322	5.81%
Pharmaceuticals & Biotechnology	406,734	1.41%
Software & Computer Services	1,885,728	6.55%
Technology Hardware & Equipment	2,368,524	8.22%
Travel & Leisure	329,110	1.14%
Total	$28,798,748	100.00%

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2013

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2013, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2013

American Depositary Receipts	Shares	Value
Novartis AG	30,710	$2,355,764
HSBC Holdings PLC	42,273	2,293,733
Toyota Motor Corp.	16,825	2,154,105
Vodafone Group PLC	55,800	1,963,044
Total SA	26,850	1,555,152
BP PLC	36,006	1,513,332
Sanofi	27,891	1,412,121
GlaxoSmithKline PLC	27,872	1,398,338
Royal Dutch Shell PLC, Class A	21,211	1,393,139
BHP Billiton Ltd.	18,211	1,211,032
British American Tobacco PLC	11,187	1,176,313
Siemens AG	8,999	1,084,470
Westpac Banking Corp.	34,945	1,071,763
Mitsubishi UFJ Financial Group, Inc.	160,687	1,030,004
Royal Dutch Shell PLC, Class B	14,931	1,027,999
Banco Santander SA	123,524	1,009,191
Diageo PLC	7,110	903,539
Anheuser-Busch InBev NV	9,082	900,934
Novo Nordisk A/S	4,957	838,824
UBS AG*	40,862	838,488
SAP AG	10,711	791,757
Honda Motor Co., Ltd.	20,556	784,006
Sumitomo Mitsui Financial Group, Inc.	80,233	780,667
AstraZeneca PLC	14,169	735,796
Unilever NV	19,459	733,994
Banco Bilbao Vizcaya Argentaria SA	64,962	726,275
Telefonica SA*	45,965	711,538
BHP Billiton PLC	11,984	705,378
ENI SpA	15,259	702,372
Rio Tinto PLC	13,931	679,276
Barclays PLC	38,502	656,074
Mizuho Financial Group, Inc.	137,175	592,596
ABB Ltd.*	24,254	572,152
Lloyds Banking Group PLC*	118,202	568,552
Prudential PLC	14,446	539,269
Deutsche Bank AG	11,565	530,602
Unilever PLC	13,686	528,006
ASML Holding NV, Class G	5,173	510,886
ING Groep NV*	43,816	497,312

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2013

American Depositary Receipts	Shares	Value
BT Group PLC	8,826	$488,078
Credit Suisse Group AG*	15,915	486,203
National Grid PLC	8,089	477,655
Telefonaktiebolaget LM Ericsson	34,522	460,869
Syngenta AG	5,366	436,256
Canon, Inc.	13,012	416,384
Teva Pharmaceutical Industries Ltd.	10,700	404,246
Koninklijke Philips NV, Class Y	10,857	350,138
Nomura Holdings, Inc.	43,362	338,657
Orange SA	26,139	326,999
WPP PLC	3,027	311,599
Nokia OYJ*	42,481	276,551
Statoil ASA	11,937	270,731
Nippon Telegraph & Telephone Corp.	9,907	258,176
NTT DoCoMo, Inc.	15,845	257,006
Shire PLC	2,117	253,807
ARM Holdings PLC	5,203	250,368
Sony Corp.	11,396	245,242
Kyocera Corp.	2,018	215,300
Aviva PLC	15,535	199,469
CRH PLC	8,229	198,895
Pearson PLC	9,173	186,579
Reed Elsevier PLC	3,408	183,725
Aegon NV, Class G	21,365	158,101
Reed Elsevier NV	3,817	153,062
Fresenius Medical Care AG & Co., KGaA	4,699	152,154
ArcelorMittal	10,957	149,782
Royal Bank of Scotland Group PLC*	11,085	128,475
Smith & Nephew PLC	2,037	127,150
Tenaris SA	2,678	125,277
Nidec Corp.	5,595	118,334
Alcatel-Lucent*	26,289	92,800
Telecom Italia SpA	11,080	90,302
Veolia Environnement	5,230	89,538
Intercontinental Hotels Group PLC	3,057	89,295
Carnival PLC	2,419	82,028
Luxottica Group SpA	1,559	81,957
Bank of Ireland*	7,264	81,865
Ryanair Holdings PLC	1,622	80,678

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2013

American Depositary Receipts	Shares	Value
Randgold Resources Ltd.	1,042	$74,534
Elan Corp. PLC*	4,744	73,912
Delhaize Group SA	1,156	72,897
STMicroelectronics NV, Class Y	7,435	68,402
Melco Crown Entertainment Ltd.*	2,011	64,010
CGG*	2,000	46,100
Telecom Italia SpA, Class A	6,836	44,844
Grifols SA	1,473	44,602
Portugal Telecom SGPS SA	8,136	36,368
NICE Systems Ltd.	694	28,711
Alumina Ltd.*	7,011	26,572
ASM International NV, Class G	558	19,363
Aixtron SE*	1,060	17,978
Sims Metal Management Ltd.	1,887	16,587
Logitech International SA	1,464	12,956
Amarin Corp. PLC*	1,692	10,693
Partner Communications Co., Ltd.*	931	7,346
Trinity Biotech PLC	228	4,961
Luxfer Holdings PLC	304	4,858
National Bank of Greece SA*	712	2,884
Total Investments (Cost $60,679,146)		$49,250,102

*  Non-income producing security for the year ended September 30, 2013.

The securities of the BLDRS Developed Markets 100 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Automobiles & Parts	$2,938,111	5.97%
Banks	10,797,372	21.91%
Beverages	1,804,473	3.66%
Chemicals	436,256	0.89%
Construction & Materials	198,895	0.40%
Electronic & Electrical Equipment	333,634	0.68%
Financial Services	338,657	0.69%
Fixed Line Telecommunications	1,956,305	3.97%
Food & Drug Retailers	72,897	0.15%
Food Producers	1,262,000	2.56%

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2013

Industry Classification	Value	Percentage
Gas, Water & Multiutilities	$567,193	1.15%
General Industrials	1,439,466	2.92%
Health Care Equipment & Services	284,265	0.58%
Industrial Engineering	572,152	1.16%
Industrial Metals & Mining	318,218	0.65%
Leisure Goods	245,242	0.50%
Life Insurance	1,394,151	2.83%
Media	834,965	1.70%
Mining	2,670,220	5.42%
Mobile Telecommunications	2,227,396	4.52%
Oil & Gas Producers	6,462,725	13.12%
Oil Equipment, Services & Distribution	46,100	0.09%
Personal Goods	81,957	0.17%
Pharmaceuticals & Biotechnology	7,528,103	15.29%
Software & Computer Services	791,757	1.61%
Technology Hardware & Equipment	2,155,268	4.38%
Tobacco	1,176,313	2.39%
Travel & Leisure	316,011	0.64%
Total	$49,250,102	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2013, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2013

American Depositary Receipts	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	1,046,608	$17,750,472
China Mobile Ltd.	297,168	16,769,190
America Movil SAB de CV	611,309	12,110,031
Baidu, Inc.*	76,891	11,931,945
Itau Unibanco Holding SA	713,556	10,075,411
Petroleo Brasileiro SP, Class A	581,334	9,725,718
CNOOC Ltd.	45,696	9,221,453
Vale SA, Class A Preferred	599,482	8,518,639
Banco Bradesco SA	598,077	8,301,309
Cia de Bebidas das Americas	214,860	8,239,881
Sasol Ltd.	144,037	6,883,528
PetroChina Co., Ltd.	59,985	6,595,351
Infosys Technologies Ltd.	137,039	6,592,946
Petroleo Brasileiro SA	423,187	6,555,167
POSCO	88,245	6,498,362
Vale SA, Class A	370,363	5,781,366
China Petroleum & Chemical Corp.	72,536	5,678,843
China Life Insurance Co., Ltd.	141,039	5,480,776
Shinhan Financial Group Co., Ltd.	134,818	5,460,129
Fomento Economico Mexicano SAB de CV	53,456	5,190,043
BRF SA	183,557	4,502,653
KB Financial Group, Inc.	109,842	3,846,667
Cemex SAB de CV*	320,895	3,587,606
Chunghwa Telecom Co., Ltd.	108,069	3,412,819
HDFC Bank Ltd.	110,754	3,409,008
Ecopetrol SA	70,138	3,226,348
Mobile Telesystems OJSC	143,936	3,204,015
Grupo Televisa SAB	109,766	3,067,960
Ultrapar Participacoes SA	117,627	2,892,448
ICICI Bank Ltd.	79,989	2,438,065
SK Telecom Co., Ltd.	101,239	2,298,125
Telekomunikasi Indonesia Persero Tbk PT	63,048	2,289,273
Ctrip.com International Ltd.*	36,795	2,149,932
Korea Electric Power Corp.*	146,012	2,050,009
China Unicom Hong Kong Ltd.	127,418	1,964,786
China Telecom Corp. Ltd.	39,454	1,950,211
Gerdau SA	254,143	1,895,907
Telefonica Brasil SA	82,496	1,851,210
Qihoo 360 Technology Co., Ltd.*	21,764	1,810,765

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2013

American Depositary Receipts	Shares	Value
Enersis SA	108,900	$1,748,934
Cia de Bebidas das Americas	44,983	1,740,842
Cia Brasileira de Distribuicao Grupo Pao de Acucar	37,249	1,714,199
Wipro Ltd.	166,940	1,712,804
Philippine Long Distance Telephone Co.	24,386	1,654,346
Advanced Semiconductor Engineering, Inc.	341,490	1,632,322
LG Display Co., Ltd.*	126,144	1,504,898
Embraer SA	46,314	1,503,816
NetEase, Inc.	20,478	1,486,908
AngloGold Ashanti Ltd.	108,564	1,441,730
United Microelectronics Corp.	676,357	1,393,295
Total Investments (Cost $312,331,648)		$242,742,461

*  Non-income producing security for the year ended September 30, 2013.

The securities of the BLDRS Emerging Markets 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Aerospace & Defense	$1,503,816	0.62%
Banks	33,530,589	13.81%
Beverages	15,170,766	6.25%
Construction & Materials	3,587,606	1.48%
Electricity	3,798,943	1.57%
Fixed Line Telecommunications	9,503,513	3.91%
Food & Drug Retailers	1,714,199	0.71%
Food Producers	4,502,653	1.85%
Gas, Water & Multiutilities	2,892,448	1.19%
Industrial Metals & Mining	8,394,269	3.46%
Life Insurance	5,480,776	2.26%
Media	3,067,960	1.26%
Mining	15,741,735	6.48%
Mobile Telecommunications	38,000,493	15.65%
Oil & Gas Producers	47,886,408	19.73%
Software & Computer Services	23,535,368	9.70%
Technology Hardware & Equipment	22,280,987	9.18%
Travel & Leisure	2,149,932	0.89%
Total	$242,742,461	100.00%

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2013

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2013, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments
September 30, 2013

American Depositary Receipts	Shares	Value
Novartis AG	11,434	$877,102
HSBC Holdings PLC	15,739	853,998
Vodafone Group PLC	20,775	730,864
Total SA	9,996	578,968
BP PLC	13,405	563,412
Sanofi	10,384	525,742
GlaxoSmithKline PLC	10,377	520,614
Royal Dutch Shell PLC, Class A	7,897	518,675
British American Tobacco PLC	4,165	437,950
Siemens AG	3,350	403,708
Royal Dutch Shell PLC, Class B	5,559	382,737
Banco Santander SA	45,986	375,706
Diageo PLC	2,647	336,381
Anheuser-Busch InBev NV	3,381	335,395
Novo Nordisk A/S	1,845	312,211
UBS AG*	15,214	312,191
SAP AG	3,988	294,793
AstraZeneca PLC	5,275	273,931
Unilever NV	7,245	273,281
Banco Bilbao Vizcaya Argentaria SA	24,186	270,399
Telefonica SA*	17,115	264,940
BHP Billiton PLC	4,462	262,633
ENI SpA	5,681	261,496
Rio Tinto PLC	5,187	252,918
Barclays PLC	14,335	244,268
ABB Ltd.*	9,030	213,018
Lloyds Banking Group PLC*	44,002	211,650
Prudential PLC	5,378	200,761
Deutsche Bank AG	4,308	197,651
Unilever PLC	5,098	196,681
ASML Holding NV, Class G	1,926	190,212
ING Groep NV*	16,317	185,198
BT Group PLC	3,286	181,716
Credit Suisse Group AG*	5,925	181,009
National Grid PLC	3,013	177,918
Telefonaktiebolaget LM Ericsson	12,858	171,654
Syngenta AG	1,999	162,519
Teva Pharmaceutical Industries Ltd.	3,985	150,553
Koninklijke Philips NV, Class Y	4,042	130,354

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2013

American Depositary Receipts	Shares	Value
Orange SA	9,731	$121,735
WPP PLC	1,127	116,013
Nokia OYJ*	15,815	102,956
Statoil ASA	4,444	100,790
Shire PLC	788	94,473
ARM Holdings PLC	1,937	93,208
Aviva PLC	5,783	74,254
CRH PLC	3,064	74,057
Pearson PLC	3,415	69,461
Reed Elsevier PLC	1,269	68,412
Aegon NV, Class G	7,954	58,860
Reed Elsevier NV	1,421	56,982
Fresenius Medical Care AG & Co., KGaA	1,749	56,633
ArcelorMittal	4,079	55,760
Royal Bank of Scotland Group PLC*	4,127	47,832
Mobile Telesystems OJSC	2,138	47,592
Smith & Nephew PLC	758	47,314
Tenaris SA	997	46,640
Alcatel-Lucent*	9,787	34,548
Telecom Italia SpA	4,125	33,619
Veolia Environnement	1,947	33,333
Intercontinental Hotels Group PLC	1,138	33,241
Carnival PLC	900	30,519
Luxottica Group SpA	580	30,491
Bank of Ireland*	2,704	30,474
Ryanair Holdings PLC	606	30,142
Randgold Resources Ltd.	388	27,754
Elan Corp. PLC*	1,766	27,514
Delhaize Group SA	430	27,116
STMicroelectronics NV, Class Y	2,768	25,466
CGG*	744	17,149
Telecom Italia SpA, Class A	2,545	16,695
Grifols SA	548	16,593
Portugal Telecom SGPS SA	3,029	13,540
NICE Systems Ltd.	258	10,673
VimpelCom Ltd.	816	9,588
ASM International NV, Class G	208	7,218
Aixtron SE*	394	6,682
Logitech International SA	545	4,823

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2013

American Depositary Receipts	Shares	Value
Amarin Corp. PLC*	630	$3,982
Partner Communications Co., Ltd.*	347	2,738
Mechel*	615	1,974
Trinity Biotech PLC	85	1,850
Luxfer Holdings PLC	113	1,806
Qiwi PLC	53	1,657
National Bank of Greece SA*	265	1,073
Total Investments (Cost $17,969,165)		$14,830,437

*  Non-income producing security for the year ended September 30, 2013.

The securities of the BLDRS Europe Select ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$2,726,251	18.38%
Beverages	671,776	4.53%
Chemicals	162,519	1.10%
Construction & Materials	74,057	0.50%
Financial Services	1,657	0.01%
Fixed Line Telecommunications	632,245	4.26%
Food & Drug Retailers	27,116	0.18%
Food Producers	469,962	3.17%
Gas, Water & Multiutilities	211,251	1.43%
General Industrials	535,868	3.61%
Health Care Equipment & Services	105,797	0.71%
Industrial Engineering	213,018	1.44%
Industrial Metals & Mining	104,374	0.70%
Life Insurance	519,073	3.50%
Media	310,868	2.10%
Mining	543,305	3.66%
Mobile Telecommunications	790,782	5.33%
Oil & Gas Producers	2,406,078	16.22%
Oil Equipment, Services & Distribution	17,149	0.12%
Personal Goods	30,491	0.21%
Pharmaceuticals & Biotechnology	2,802,715	18.90%
Software & Computer Services	294,793	1.99%
Technology Hardware & Equipment	647,440	4.37%

BLDRS Europe Select ADR Index Fund of the BLDRS Index Fund Trust
Schedule of Investments (continued)
September 30, 2013

Industry Classification	Value	Percentage
Tobacco	$437,950	2.95%
Travel & Leisure	93,902	0.63%
Total	$14,830,437	100.00%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2013, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2013

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund
Assets:
Investments in securites, at value (cost $32,873,471 and $60,679,146, respectively)	$28,798,748	$49,250,102
Cash	453,480	744,442
Dividend receivable	44,662	198,423
Receivable for securities sold	—	17,282
Receivable from Sponsor	13,208	2,489
Total assets	$29,310,098	$50,212,738
Liabilities:
Distribution payable	$202,670	$305,760
Professional fees	35,260	35,260
Payable to Licensor	—	12,252
Payable to Trustee	2,482	5,013
Payable for investments purchased	—	65,741
Accrued expenses	9,082	11,036
Total liabilities	249,494	435,062
NET ASSETS	$29,060,604	$49,777,676
Net assets presented by:
Paid-in capital	$43,563,871	$76,844,994
Undistributed (distributions in excess of) net investment income	(4,595)	(9,485)
Accumulated net realized gain (loss) on investments transactions	(10,423,949)	(15,628,789)
Net unrealized appreciation (depreciation) of investments	(4,074,723)	(11,429,044)
NET ASSETS	$29,060,604	$49,777,676
Shares of beneficial interest outstanding, unlimited shares authorized: $0.001 per value:	1,000,000	2,100,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$29.06	$23.70

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2013

	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe Select ADR Index Fund
Assets:
Investments in securites, at value (cost $312,331,648 and $17,969,165, respectively)	$242,742,461	$14,830,437
Cash	2,525,716	360,711
Dividend receivable	872,031	68,109
Receivable for securities sold	—	6,443
Receivable from Sponsor	—	33,871
Total assets	$246,140,208	$15,299,571
Liabilities:
Distribution payable	$1,438,602	$92,657
Professional fees	35,260	35,260
Payable to Licensor	171,667	—
Payable to Trustee	21,278	1,262
Payable to Sponsor	5,680	—
Payable for investments purchased	—	24,649
Accrued expenses	79,525	3,364
Total liabilities	1,752,012	157,192
NET ASSETS	$244,388,196	$15,142,379
Net assets presented by:
Paid-in capital	$398,488,018	$23,009,841
Undistributed (distributions in excess of) net investment income	(66,005)	15,957
Accumulated net realized gain (loss) on investments transactions	(84,444,630)	(4,744,691)
Net unrealized appreciation (depreciation) of investments	(69,589,187)	(3,138,728)
NET ASSETS	$244,388,196	$15,142,379
Shares of beneficial interest outstanding, unlimited shares authorized: $0.001 per value:	6,600,000	650,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$37.03	$23.30

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Asia 50 ADR Index Fund
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2013	2012	2011
Investment Income:
Dividend income*	$735,904	$861,794	$1,118,826
Expenses:
Trustee fees	28,322	30,081	44,551
Marketing expenses	—	—	13,317
Licensing fees	16,994	18,047	26,731
Professional fees	46,195	51,532	35,161
Other fees and expenses	22,027	24,884	13,894
Total expenses	113,538	124,544	133,654
Less expenses waived by the Licensor	(16,994)	(13,146)	—
Less expenses assumed by the Sponsor	(11,544)	(21,164)	—
Net expenses	85,000	90,234	133,654
Net Investment Income	650,904	771,560	985,172
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(594,306)	(584,706)	(1,135,362)
Net realized gain (loss) on in-kind redemptions	86,629	(623,851)	811,321
Net change in unrealized appreciaton (depreciation) of investments	5,678,743	3,353,881	(3,316,932)
Net realized and unrealized gain (loss) on investments	5,171,066	2,145,324	(3,640,973)
Net increase (decrease) in net assets resulting from operations	$5,821,970	$2,916,884	$(2,655,801)

*  Net of foreign taxes withheld of $62,290, $76,086 and $96,045 for the years ended September 30, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2013	2012	2011
Investment Income:
Dividend income*	$1,631,259	$2,051,511	$2,544,523
Expenses:
Trustee fees	47,669	53,881	75,104
Marketing expenses	—	—	53,016
Licensing fees	28,600	31,841	45,063
Professional fees	50,061	65,165	36,503
Other fees and expenses	33,062	34,016	15,626
Total expenses	159,392	184,903	225,312
Less expenses waived by the Licensor	(16,348)	(25,698)	—
Net expenses	143,044	159,205	225,312
Net Investment Income	1,488,215	1,892,306	2,319,211
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(873,973)	(901,233)	(1,153,793)
Net realized gain (loss) on in-kind redemptions	(996,812)	(1,976,458)	880,078
Net change in unrealized appreciaton (depreciation) of investments	10,211,872	9,466,334	(8,247,736)
Net realized and unrealized gain (loss) on investments	8,341,087	6,588,643	(8,521,451)
Net increase (decrease) in net assets resulting from operations	$9,829,302	$8,480,949	$(6,202,240)

*  Net of foreign taxes withheld of $122,237, $196,564 and $245,912 for the years ended September 30, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2013	2012	2011
Investment Income:
Dividend income*	$7,413,594	$10,969,184	$15,895,594
Expenses:
Trustee fees	285,228	403,453	578,254
Marketing expenses	78,402	146,072	660,452
Licensing fees	171,121	242,031	359,541
Professional fees	154,678	244,835	71,514
Other fees and expenses	166,521	173,771	127,942
Total expenses	855,950	1,210,162	1,797,703
Net Investment Income	6,557,644	9,759,022	14,097,891
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	$(14,543,891)	(11,015,444)	(13,684,005)
Net realized gain (loss) on in-kind redemptions	(9,934,537)	(5,294,565)	21,761,973
Net change in unrealized appreciaton (depreciation) of investments	7,745,296	52,417,163	(109,655,277)
Net realized and unrealized gain (loss) on investments	(16,733,132)	36,107,154	(101,577,309)
Net increase (decrease) in net assets resulting from operations	$(10,175,488)	$45,866,176	$(87,479,418)

*  Net of foreign taxes withheld of $636,139, $796,865 and $1,074,694 for the years ended September 30, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2013	2012	2011
Investment Income:
Dividend income*	$504,291	$586,351	$752,656
Expenses:
Trustee fees	14,198	14,707	21,334
Licensing fees	8,519	8,824	12,800
Professional fees	39,283	44,271	36,284
Other fees and expenses	19,725	19,017	14,033
Total expenses	81,725	86,819	84,451
Less expenses waived by the Licensor	(8,519)	(8,824)	(12,800)
Less expenses assumed by the Sponsor	(30,596)	(33,876)	(7,649)
Net expenses	42,610	44,119	64,002
Net Investment Income	461,681	542,232	688,654
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(262,850)	(346,926)	(229,024)
Net realized gain (loss) on in-kind redemptions	59,534	(358,773)	766,741
Net change in unrealized appreciaton (depreciation) of investments	2,370,161	2,922,944	(3,493,392)
Net realized and unrealized gain (loss) on investments	2,166,845	2,217,245	(2,955,675)
Net increase (decrease) in net assets resulting from operations	$2,628,526	$2,759,477	$(2,267,021)

*  Net of foreign taxes withheld of $41,901, $61,003 and $79,966 for the years ended September 30, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Asia 50 ADR Index Fund
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2013	2012	2011
Increase (decrease) in net assets:
Operations:
Net investment income	$650,904	$771,560	$985,172
Net realized gain (loss) on investment transactions	(507,677)	(1,208,557)	(324,041)
Net change in unrealized appreciation (depreciation) of investments	5,678,743	3,353,881	(3,316,932)
Net increase (decrease) in net assets resulting from operations	5,821,970	2,916,884	(2,655,801)
Distributions to Unitholders from:
Net investment income	(388,210)	(679,357)	(1,343,389)
Return of Capital	—	(95,294)	(47,837)
Total Distributions	(388,210)	(774,651)	(1,391,226)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Asia 50 ADR Index Fund shares	—	—	—
Less redemptions of BLDRS Asia 50 ADR Index Fund shares	(2,717,608)	(7,158,745)	(10,966,611)
Increase (decrease) in net assets due to unitholder transactions	(2,717,608)	(7,158,745)	(10,966,611)
Total increase (decrease)	2,716,152	(5,016,512)	(15,013,638)
Net Assets
Beginning of year	26,344,452	31,360,964	46,374,602
End of year(a)	$29,060,604	$26,344,452	$31,360,964

(a)  Includes distributions in excess of net investment income of $(4,595), $(267,289) and $(359,492) at September 30, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2013	2012	2011
Increase (decrease) in net assets:
Operations:
Net investment income	$1,488,215	$1,892,306	$2,319,211
Net realized gain (loss) on investment transactions	(1,870,785)	(2,877,691)	(273,715)
Net change in unrealized appreciation (depreciation) of investments	10,211,872	9,466,334	(8,247,736)
Net increase (decrease) in net assets resulting from operations	9,829,302	8,480,949	(6,202,240)
Distributions to Unitholders from:
Net investment income	(1,449,624)	(1,844,406)	(2,286,190)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Developed Markets 100 ADR Index Fund shares	—	—	978,390
Less redemptions of BLDRS Developed Markets 100 ADR Index Fund shares	(7,381,108)	(12,764,395)	(12,311,465)
Increase (decrease) in net assets due to unitholder transactions	(7,381,108)	(12,764,395)	(11,333,075)
Total increase (decrease)	998,570	(6,127,852)	(19,821,505)
Net Assets
Beginning of year	48,779,106	54,906,958	74,728,463
End of year(a)	$49,777,676	$48,779,106	$54,906,958

(a)  Includes distributions in excess of net investment income of $(9,485), $(48,076) and $(95,976) at September 30, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2013	2012	2011
Increase (decrease) in net assets:
Operations:
Net investment income	$6,557,644	$9,759,022	$14,097,891
Net realized gain (loss) on investment transactions	(24,478,428)	(16,310,009)	8,077,968
Net change in unrealized appreciation (depreciation) of investments	7,745,296	52,417,163	(109,655,277)
Net increase (decrease) in net assets resulting from operations	(10,175,488)	45,866,176	(87,479,418)
Distributions to Unitholders from:
Net investment income	(6,594,031)	(9,785,670)	(14,242,362)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50 ADR Index Fund shares	11,145,769	8,431,020	13,677,055
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares	(91,596,681)	(112,370,964)	(172,110,637)
Increase (decrease) in net assets due to unitholder transactions	(80,450,912)	(103,939,944)	(158,433,582)
Total increase (decrease)	(97,220,431)	(67,859,438)	(260,155,362)
Net Assets
Beginning of year	341,608,627	409,468,065	669,623,427
End of year(a)	$244,388,196	$341,608,627	$409,468,065

(a)  Includes distributions in excess of net investment income of $(66,005), $(39,967) and $(13,319) at September 30, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2013	2012	2011
Increase (decrease) in net assets:
Operations:
Net investment income	$461,681	$542,232	$688,654
Net realized gain (loss) on investment transactions	(203,316)	(705,699)	537,717
Net change in unrealized appreciation (depreciation) of investments	2,370,161	2,922,944	(3,493,392)
Net increase (decrease) in net assets resulting from operations	2,628,526	2,759,477	(2,267,021)
Distributions to Unitholders from:
Net investment income	(369,655)	(525,095)	(677,272)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Europe Select ADR Index Fund shares	—	—	3,188,496
Less redemptions of BLDRS Europe Select ADR Index Fund shares	(1,063,065)	(4,758,774)	(6,051,802)
Increase (decrease) in net assets due to unitholder transactions	(1,063,065)	(4,758,774)	(2,863,306)
Total increase (decrease)	1,195,806	(2,524,392)	(5,807,599)
Net Assets
Beginning of year	13,946,573	16,470,965	22,278,563
End of year(a)	$15,142,379	$13,946,573	$16,470,965

(a)  Includes undistributed (distributions in excess of) net investment income of $15,957, $(76,069) and $(93,206) at September 30, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$23.95	$22.40	$25.76	$24.49	$25.39
Investment operations:
Net investment income(1)	0.62	0.62	0.61	0.45	0.50
Net realized and unrealized gain (loss) on investments	4.88	1.57	(3.05)	1.32	(0.49)
Total from investment operations	5.50	2.19	(2.44)	1.77	0.01
Less distributions from:
Net investment income	(0.39)	(0.56)	(0.89)	(0.50)	(0.91)
Return of Capital	—	(0.08)	(0.03)	—	—
Total distributions	(0.39)	(0.64)	(0.92)	(0.50)	(0.91)
Net asset value, end of year	$29.06	$23.95	$22.40	$25.76	$24.49
Total investment return(2)	23.04%	9.89%	(9.90)%	7.30%	1.06%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$29,061	$26,344	$31,361	$46,375	$64,887
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.40%	0.41%	0.30%	0.30%	0.30%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and or/assumed	2.20%	2.45%	2.21%	1.77%	2.41%
Net investment income after expenses waived and/or assumed	2.30%	2.57%	2.21%	1.77%	2.41%
Portfolio turnover rate(3)	7.01%	10.15%	10.53%	7.01%	17.19%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$19.91	$17.71	$20.47	$21.16	$22.31
Investment operations:
Net investment income(1)	0.68	0.69	0.67	0.66	0.69
Net realized and unrealized gain (loss) on investments	3.79	2.19	(2.76)	(0.68)	(1.07)
Total from investment operations	4.47	2.88	(2.09)	(0.02)	(0.38)
Less distributions from:
Net investment income	(0.68)	(0.68)	(0.67)	(0.67)	(0.71)
Realized gain on investments	—	—	—	—	(0.06)
Total distributions	(0.68)	(0.68)	(0.67)	(0.67)	(0.77)
Net asset value, end of year	$23.70	$19.91	$17.71	$20.47	$21.16
Total investment return(2)	22.78%	16.61%	(10.68)%	0.06%	(0.98)%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$49,778	$48,779	$54,907	$74,728	$75,124
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.33%	0.35%	0.30%	0.30%	0.30%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and or/assumed	3.09%	3.52%	3.09%	3.25%	3.99%
Net investment income after expenses waived and/or assumed	3.12%	3.57%	3.09%	3.25%	3.99%
Portfolio turnover rate(3)	3.58%	4.94%	5.69%	14.19%	12.60%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Developed Markets 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$39.27	$36.08	$45.09	$41.07	$37.94
Investment operations:
Net investment income(1)	0.88	0.96	1.08	0.79	0.83
Net realized and unrealized gain (loss) on investments	(2.21)	3.23	(8.94)	4.03	3.15
Total from investment operations	(1.33)	4.19	(7.86)	4.82	3.98
Less distributions from:
Net investment income	(0.91)	(1.00)	(1.15)	(0.80)	(0.85)
Net asset value, end of year	$37.03	$39.27	$36.08	$45.09	$41.07
Total investment return(2)	(3.36)%	11.75%	(17.82)%	11.87%	11.02%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$244,388	$341,609	$409,468	$669,623	$669,478
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and or/assumed	2.30%	2.42%	2.35%	1.86%	2.65%
Net investment income after expenses waived and/or assumed	2.30%	2.42%	2.35%	1.86%	2.65%
Portfolio turnover rate(3)	8.62%	12.03%	7.85%	16.38%	13.27%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Emerging Markets 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$19.92	$17.34	$20.25	$21.14	$22.10
Investment operations:
Net investment income(1)	0.70	0.70	0.68	0.72	0.77
Net realized and unrealized gain (loss) on investments	3.25	2.53	(2.90)	(0.88)	(0.94)
Total from investment operations	3.95	3.23	(2.22)	(0.16)	(0.17)
Less distributions from:
Net investment income	(0.57)	(0.65)	(0.69)	(0.67)	(0.76)
Return of Capital	—	—	—	(0.06)	(0.03)
Total distributions	(0.57)	(0.65)	(0.69)	(0.73)	(0.79)
Net asset value, end of year	$23.30	$19.92	$17.34	$20.25	$21.14
Total investment return(2)	20.10%	18.99%	(11.43)%	(0.60)%	(0.03)%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$15,142	$13,947	$16,471	$22,279	$20,083
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.58%	0.59%	0.40%	0.41%	0.54%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and or/assumed	2.97%	3.40%	3.13%	3.49%	4.27%
Net investment income after expenses waived and/or assumed	3.25%	3.69%	3.23%	3.60%	4.51%
Portfolio turnover rate(3)	3.00%	4.69%	4.09%	17.25%	10.93%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Europe Select ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Index Funds Trust
Notes to Financial Statements
September 30, 2013

1. Organization

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund ("Asia"), BLDRS Developed Markets 100 ADR Index Fund ("Developed Markets"), BLDRS Emerging Markets 50 ADR Index Fund ("Emerging Markets") and BLDRS Europe Select ADR Index Fund ("Europe"), (each a "Fund" and collectively the "Funds"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by each respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Mellon Asia 50 ADR IndexSM, The BNY Mellon Developed Markets 100 ADR IndexSM, The BNY Mellon Emerging Markets 50 ADR IndexSM and The BNY Mellon Europe Select ADR IndexSM, respectively.

Invesco PowerShares Capital Management LLC is the Sponsor of the Trust and The Bank of New York Mellon is the Trustee.

The Trustee has entered into an Agency Agreement with the Sponsor dated November 16, 2012 (the "Agency Agreement"). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Funds for the purposes of determining the net asset value of the Funds, and (b) relating to rebalancing and adjustments of the Trust's portfolios.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation

Portfolio securities are valued at the NASDAQ official closing price of The NASDAQ Stock Market, Inc. (the "NASDAQ Stock Market"), which is deemed to be the principal market on which the securities are traded. If there is no NASDAQ official closing price on the day of valuation, a security is valued at the closing bid price of the NASDAQ Stock Market. If a security is not quoted on the NASDAQ Stock Market, or the principal market of the security is other than the NASDAQ

Stock Market, or the Sponsor deems the official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the terms and conditions of the Trust Agreement and the Agency Agreement based (a) on the closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the NASDAQ Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

The authoritive guidance for fair value measurements and disclosures defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs ("Levels") that may be used to measure fair value. The three tiers of inputs are summarized at the end of each respective Fund's Schedule of Investments.

The Funds' policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Trust's fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the reporting period. No transfers between Level 1, Level 2 and Level 3 fair value measurements occurred during the year ended September 30, 2013.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Funds declare and distribute dividends, if any, from net investment income quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Funds have qualified and intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent they distribute all of their investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Funds are subject to authoritative guidance for uncertainties in income tax. Management has analyzed each of the Fund's tax positions taken or expected to be taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2013, no provision for income tax would be required in each respective Fund's financial statements. The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Funds are subject to examinations by such tax authorities for up to three years after the filing of their return for the tax period.

3. Federal Income Tax

At September 30, 2013, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions in all of the Funds. These reclassifications had no effect on net assets of the Funds.

	Net increase to Undistributed (Distributions in Excess of) Net Investment Income	Net increase (decrease) to Accumulated Net Realized Gain (Loss) on Investment	Net increase (decrease) to Paid in Capital
Asia	$—	$(24,508)	$24,508
Developed Markets	—	1,336,466	(1,336,466)
Emerging Markets	10,349	13,722,779	(13,733,128)
Europe	—	(6,475)	6,475

Distributions during the fiscal year ended September 30, 2013, 2012 and 2011 were characterized for tax purposes as follows:

	Ordinary Income Year Ended September 30,
	2013	2012	2011
Asia	$388,210	$679,357	$1,343,389
Developed Markets	1,449,624	1,844,406	2,286,190
Emerging Markets	6,594,031	9,785,670	14,242,362
Europe	369,655	525,095	677,272

	Tax Return of Capital Year Ended September 30,
	2013	2012	2011
Asia	$—	$95,294	$47,837
Developed Markets	—	—	—
Emerging Markets	—	—	—
Europe	—	—	—

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At September 30, 2013, the components of accumulated earnings/deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ (Depreciation)	Accumulated Capital and other Losses*	Total Accumulated Deficit
Asia	$198,075	$(4,538,396)	$(9,960,278)	$(14,300,599)
Developed Markets	296,275	(13,459,722)	(13,598,111)	(26,761,558)
Emerging Markets	1,372,597	(74,922,030)	(79,111,787)	(152,661,220)
Europe	108,667	(3,612,912)	(4,270,559)	(7,774,804)

*  Under current tax regulations, capital losses on securities transactions realized after October 31 ("Post-October Losses") may be deferred and treated as occurring on the first business day of the following fiscal year. The Funds are permitted to defer certain net investment losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. The Funds did not elect to defer any post-October losses or late year ordinary losses for the year ended September 30, 2013.

Pursuant to the Code, the Funds' capital loss carryforwards will expire as follows:

	2017	2018	2019	Short-Term Loss Carryforward No Expiration	Long-Term Loss Carryforward No Expiration	Total
Asia	$3,330,400	$4,149,037	$298,791	$94,366	$2,087,684	$9,960,278
Developed Markets	681,358	8,058,923	2,608,098	—	2,249,732	13,598,111
Emerging Markets	31,056,295	10,088,950	1,412,302	1,636,023	34,918,217	79,111,787
Europe	325,340	2,226,447	1,078,809	—	639,963	4,270,559

4. Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and fees to The Bank of New York Mellon (the "Licensor") for a license to use the BNY Mellon Asia 50 ADR IndexSM, BNY Mellon Developed Markets 100 ADR IndexSM, BNY Mellon Emerging Markets 50 ADR IndexSM and BNY Mellon Europe Select ADR IndexSM as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal to 6/100th of one percent (0.06%) of its average net assets subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Funds' accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as a Percentage of Net Assets
$0–$499,999,999*	10/100 of 1% per annum
$500,000,000–$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the year ended September 30, 2013, 2012 and 2011, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, including BNY ConvergEx Group, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2013, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal year ended September 30, 2013, 2012 and 2011, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Year Ended September 30,			Expenses Assumed by the Sponsor Year Ended September 30,
	2013	2012	2011	2013	2012	2011
Asia	$16,994	$13,146	$—	$11,544	$21,164	$—
Developed Markets	16,348	25,698	—	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	8,519	8,824	12,800	30,596	33,876	7,649

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

5. Related Party Transactions

During the fiscal year ended September 30, 2013, 2012 and 2011, the Funds paid $30,251, $168,031, and $191,877, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the BLDRS Index Funds Trust

Transactions in shares are as follows:

	For the Year ended September 30,
	2013	2012	2011
	Shares	Shares	Shares
Asia shares sold	—	—	—
Asia shares redeemed	(100,000)	(300,000)	(400,000)
Net increase (decrease)	(100,000)	(300,000)	(400,000)

	For the Year ended September 30,
	2013	2012	2011
	Shares	Shares	Shares
Developed Markets shares sold	—	—	50,000
Developed Markets share redeemed	(350,000)	(650,000)	(600,000)
Net increase (decrease)	(350,000)	(650,000)	(550,000)
Emerging Markets shares sold	300,000	200,000	300,000
Emerging Markets shares redeemed	(2,400,000)	(2,850,000)	(3,800,000)
Net increase (decrease)	(2,100,000)	(2,650,000)	(3,500,000)
Europe shares sold	—	—	150,000
Europe shares redeemed	(50,000)	(250,000)	(300,000)
Net increase (decrease)	(50,000)	(250,000)	(150,000)

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process, BLDRS Developed Markets 100 ADR Clearing Process, BLDRS Emerging Markets 50 ADR Clearing Process and BLDRS Europe Select ADR Clearing Process is $10 per security "name" in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2013, 2012 and 2011, the Trustee earned the following amounts in transaction fees:

	Year Ended September 30,
	2013	2012	2011
Asia	$1,000	$3,000	$3,000
Developed Markets	6,000	9,000	8,000
Emerging Markets	18,500	18,000	16,500
Europe	1,000	2,000	5,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2013, 2012 or 2011.

7. Investment Transactions

For the year ended September 30, 2013, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds' shares, as follows:

	Purchases	Sales
Asia	$1,961,892	$1,955,069
Developed Markets	1,684,920	2,008,076
Emerging Markets	24,516,003	26,132,588
Europe	419,006	591,468

At September 30, 2013, the Funds' cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia	$33,337,144	$3,779,934	$(8,318,330)	$(4,538,396)
Developed Markets	62,709,824	5,452,027	(18,911,749)	(13,459,722)
Emerging Markets	317,664,491	24,815,055	(99,737,085)	(74,922,030)
Europe	18,443,349	1,613,611	(5,226,523)	(3,612,912)

8. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

Supplemental Information (Unaudited)

BLDRS Asia 50 ADR Index Fund
BLDRS Developed Markets 100 ADR Index Fund
BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Europe Select ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution For Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The NASDAQ Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2012 through September 30, 2013.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

Supplemental Information (Unaudited) (continued)

BLDRS Asia 50 ADR Index Fund

October 1, 2012 through September 30, 2013

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	25	100%	216	96%
>0.50% to 1.00%	0	0%	8	3.6%
>1.00% to 2.00%	0	0%	0	0%
>2.00% to 3.00%	0	0%	1	0.4%
Total	25	100%	225	100.00%

BLDRS Developed Markets 100 ADR Index Fund

October 1, 2012 through September 30, 2013

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	6	100%	244	100%
>0.50% to 1.00%	0	0%	0	0%
>1.00% to 2.00%	0	0%	0	0%
Total	6	100%	244	100%

BLDRS Emerging Markets 50 ADR Index Fund

October 1, 2012 through September 30, 2013

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	59	100%	191	100%
>0.50% to 1.00%	0	0%	0	0%
>1.00% to 2.00%	0	0%	0	0%
Total	59	100%	191	100%

BLDRS Europe Select ADR Index Fund

October 1, 2012 through September 30, 2013

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	126	100%	123	99%
>0.50% to 1.00%	0	0%	0	0%
>1.00% to 2.00%	0	0%	1	1%
Total	126	100%	124	100%

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

Supplemental Information (Unaudited) (continued)

II. Cumulative and Average Annual Returns for each BLDRS Fund

Average Annual Total Returns

For The Period Ending September 30, 2013

	Past One Year(1)			Past Five Year(1)			Past Ten Year			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	23.04%	23.16%	22.10%	5.72%	5.66%	4.73%	6.61%	6.60%	6.05%	8.16%	8.08%	7.67%
BLDRS Developed	22.78%	23.04%	22.76%	4.85%	4.85%	4.65%	6.93%	6.62%	6.95%	7.75%	7.78%	7.83%
BLDRS Emerging	(3.36)%	(3.42)%	(3.15)%	1.97%	2.08%	2.25%	11.58%	11.61%	11.80%	13.71%	13.62%	13.79%
BLDRS Europe	20.10%	19.99%	20.55%	4.69%	4.65%	4.87%	7.27%	6.14%	7.55%	7.97%	7.92%	8.28%

Cumulative Total Returns

For The Period Ending September 30, 2013

	Past One Year(1)			Past Five Year(1)			Past Ten Year			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	23.04%	23.16%	22.10%	32.09%	31.68%	25.98%	73.99%	70.36%	64.54%	134.78%	132.99%	123.40%
BLDRS Developed	22.78%	23.04%	22.76%	26.70%	26.71%	25.52%	76.26%	68.28%	76.39%	125.36%	125.92%	127.10%
BLDRS Emerging	(3.36)%	(3.42)%	(3.15)%	10.22%	10.85%	11.76%	158.43%	150.49%	163.73%	304.48%	301.16%	307.60%
BLDRS Europe	20.10%	19.99%	20.55%	25.76%	25.54%	26.85%	149.67%	148.63%	158.31%	130.22%	129.15%	137.71%

(1)  Average and Cumulative Annual Total Returns for the period since inception is calculated from the inception date of November 13, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on

Supplemental Information (Unaudited) (continued)

Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

BLDRS Index Funds Trust

Sponsor

Invesco PowerShares Capital Management, LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

K&L Gates LLP
70 West Madison Street, Suite 3100
Chicago, IL 60602

P-BLDRS-AR-1